Pension Liability (Tables)	12 Months Ended
Dec. 31, 2020
Pension Liability [Abstract]
Schedule of weighted average of the key assumptions used to compute the benefit obligations
	2020	2019	2018
Service cost	$24,875	$25,206	$25,617
Interest cost	832	2,992	2,190
Expected return on assets	(1,713)	(4,249)	(3,294)
Effect of settlement	(28,754)	(5,810)	-
Administrative expenses	1,185	1,946	2,053

Net periodic pension cost (benefit)	$(3,575)	$20,085	$26,566

Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan
	2020	2019
Projected benefit obligation, beginning of period	$386,064	$385,448
Service cost	24,875	25,206
Interest cost	832	2,992
Transfers-in and (-out), net	(169,942)	(40,147)
Actuarial (gain)/ loss	3,561	6,765
Currency conversion adjustments	28,285	5,800
Projected benefit obligation, end of period	$273,675	$386,064

Plan assets, beginning of period	$205,816	$226,428
Actual return on plan assets	(620)	1,739
Employer contributions	15,207	16,867
Participant contributions	6,954	9,608
Transfers-in and (-out), net	(142,931)	(49,755)
Administration expenses	(1,185)	(1,946)
Currency conversion adjustments	12,165	2,875
Plan assets, end of period	$95,406	$205,816

Accrued pension liability	$178,269	$180,248

Schedule of unrecognized pension cost in accumulated other comprehensive income/loss
	2020	2019
Net loss, beginning of period	$18,698	$11,254
Other gain/loss during the period	5,895	1,634
Effect of settlement	(5,212)	5,810
Amortization of pension related net loss	-	-
Net loss, end of period	19,381	18,698

Prior service cost, beginning of period	-	-
Amortization of prior service cost	-	-
Prior service cost end of period	-	-

Total unrecognized pension cost, end of period	$19,381	$18,698

Schedule of weighted average of the key assumptions used to compute the benefit obligations
	2020	2019
Discount rate	0.15%	0.35%
Rate of increase in compensation level	0.00%	0.00%
Interest credit rate on savings accounts	1.00%	1.00%
Expected long-term rate of return on plan assets	2.00%	2.00%
Inflation rate	0.60%	0.60%